Schedule of Investments (unaudited)
October 31, 2023
iShares® Large Cap Deep Buffer ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(b)	28,527	$ 28,527
Total Short-Term Securities — 0.3% (Cost: $28,527)		28,527
Options Purchased — 100.2% (Cost: $10,841,115)		10,613,845
Total Investments Before Options Written — 100.5% (Cost: $10,869,642)		10,642,372
Options Written — (0.4)% (Premiums Received: $(146,192))		(40,573)
Total Investments Net of Options Written — 100.1% (Cost: $10,723,450)		10,601,799
Liabilities in Excess of Other Assets — (0.1)%		(6,415)
Net Assets — 100.0%		$ 10,595,384
(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 52,680	$ —	$ (23,955)(a)	$ (198)	$ —	$ 28,527	28,527	$ 669	$ —
(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	250	01/02/24	USD	0.04	USD	10,499	$ 10,461,147
Put
iShares Core S&P 500 ETF	250	01/02/24	USD	406.37	USD	10,499	152,698
							$ 10,613,845

Schedule of Investments (unaudited)  (continued)
October 31, 2023
iShares® Large Cap Deep Buffer ETF
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares Core S&P 500 ETF	250	01/02/24	USD	457.15	USD	10,499	$ (20,460)
Put
iShares Core S&P 500 ETF	250	01/02/24	USD	342.24	USD	10,499	(20,113)
							(40,573)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Money Market Funds	$ 28,527	$ —	$ —	$ 28,527
Options Purchased
Equity Contracts	—	10,613,845	—	10,613,845
	$ 28,527	$ 10,613,845	$ —	$ 10,642,372
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ —	$ (40,573)	$ —	$ (40,573)
(a)	Derivative financial instruments are options written. Options written are shown at value.
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
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